SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables) (Imported)	12 Months Ended
Dec. 31, 2021
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Schedule of cost of revenue

	Year ended December 31,
	2021	2020
Labor	$2,307	$2,101
Promotion	35	314
Credit card fees	1,182	677
Servers	651	657
Services and tools	169	114
Travel	10	45
Depreciation and amortization	107	164
Share-based compensation	98	95
Other	37	106
	$4,596	$4,273

b.Research and development:

Schedule of research and development

Labor	$6,828	$5,746
Servers	257	264
Software	199	282
Travel	25	41
Depreciation and amortization	296	252
Share-based compensation	184	208
Other	33	117
	$7,822	$6,910

c.Selling and marketing:

Schedule of selling and marketing

Labor	$4,953	$4,032
Marketing and Promotion(*)	1,952	—
Digital Advertising	535	509
Travel	78	44
Software tools	165	106
Communication and PR	21	15
Depreciation and amortization	536	755
Share-based compensation	348	262
Other	186	84
	$8,774	$5,807

Schedule of general and administrative

	Year ended December 31,
	2021	2020
Labor	$3,821	$2,270
Rent and related	373	485
Consulting	516	536
Office expenses	145	285
Software tools	233	191
Travel	30	18
Depreciation & Amortization	159	100
Share-based compensation	305	257
Human resources	269	70
Bad debt	55	174
Other	367	176
	$6,273	$4,562